SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Tax Assets Liabilities
Deferred tax assets	$ 58	$ 74	$ 74
Deferred tax liabilities	(79)	(100)	(100)
Deferred tax assets/liabilities	$ (21)	$ (26)	$ (26)